Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
October 31, 2023
RW40-NPRT1-1223
1.867287.116
Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	39,013	385,835
Fidelity Series Blue Chip Growth Fund (a)	80,433	1,064,131
Fidelity Series Commodity Strategy Fund (a)	3,568	355,005
Fidelity Series Growth Company Fund (a)	116,502	1,986,353
Fidelity Series Intrinsic Opportunities Fund (a)	41,705	397,445
Fidelity Series Large Cap Stock Fund (a)	105,384	1,866,346
Fidelity Series Large Cap Value Index Fund (a)	43,423	587,074
Fidelity Series Opportunistic Insights Fund (a)	70,279	1,184,209
Fidelity Series Small Cap Core Fund (a)	367	3,426
Fidelity Series Small Cap Discovery Fund (a)	17,138	171,038
Fidelity Series Small Cap Opportunities Fund (a)	48,993	568,316
Fidelity Series Stock Selector Large Cap Value Fund (a)	108,153	1,308,649
Fidelity Series Value Discovery Fund (a)	81,876	1,170,829
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,704,245)		11,048,656

International Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,469	691,011
Fidelity Series Emerging Markets Fund (a)	98,598	761,180
Fidelity Series Emerging Markets Opportunities Fund (a)	192,340	3,046,660
Fidelity Series International Growth Fund (a)	133,601	1,977,296
Fidelity Series International Small Cap Fund (a)	48,649	706,380
Fidelity Series International Value Fund (a)	185,096	1,969,424
Fidelity Series Overseas Fund (a)	174,768	1,978,370
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,254,787)		11,130,321

Bond Funds - 51.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	124,052	1,179,735
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	562,439	4,105,808
Fidelity Series Emerging Markets Debt Fund (a)	34,711	244,715
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,027	81,609
Fidelity Series Floating Rate High Income Fund (a)	5,300	47,433
Fidelity Series High Income Fund (a)	32,446	256,322
Fidelity Series International Credit Fund (a)	1,320	9,943
Fidelity Series International Developed Markets Bond Index Fund (a)	226,114	1,885,792
Fidelity Series Investment Grade Bond Fund (a)	1,504,484	14,066,923
Fidelity Series Long-Term Treasury Bond Index Fund (a)	496,087	2,475,473
Fidelity Series Real Estate Income Fund (a)	5,975	54,074
TOTAL BOND FUNDS (Cost $29,605,117)		24,407,827

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	556,267	556,267
Fidelity Series Short-Term Credit Fund (a)	6,320	60,861
TOTAL SHORT-TERM FUNDS (Cost $618,331)		617,128

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $52,182,480)	47,203,932
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,025)
NET ASSETS - 100.0%	47,202,907

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,165,201	63,956	53,149	2	121	3,606	1,179,735
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,656,207	57,306	267,798	3,901	(43,677)	(296,230)	4,105,808
Fidelity Series All-Sector Equity Fund	434,244	9,042	25,663	-	334	(32,122)	385,835
Fidelity Series Blue Chip Growth Fund	1,201,012	46,840	65,318	3,739	(1,435)	(116,968)	1,064,131
Fidelity Series Canada Fund	773,096	28,697	32,534	-	1,962	(80,210)	691,011
Fidelity Series Commodity Strategy Fund	397,323	13,257	42,348	8,752	(3,425)	(9,802)	355,005
Fidelity Series Emerging Markets Debt Fund	272,798	7,930	18,571	4,235	(3,966)	(13,476)	244,715
Fidelity Series Emerging Markets Debt Local Currency Fund	92,119	1,760	6,354	-	(779)	(5,137)	81,609
Fidelity Series Emerging Markets Fund	816,164	123,924	75,281	-	(9,701)	(93,926)	761,180
Fidelity Series Emerging Markets Opportunities Fund	3,432,574	404,190	353,683	-	(49,259)	(387,162)	3,046,660
Fidelity Series Floating Rate High Income Fund	52,711	2,006	7,054	1,216	93	(323)	47,433
Fidelity Series Government Money Market Fund 5.41%	1,333,176	27,327	804,236	14,929	-	-	556,267
Fidelity Series Growth Company Fund	2,236,693	121,762	143,493	-	(16,658)	(211,951)	1,986,353
Fidelity Series High Income Fund	283,321	7,533	22,267	4,291	(1,694)	(10,571)	256,322
Fidelity Series International Credit Fund	10,068	97	-	97	-	(222)	9,943
Fidelity Series International Developed Markets Bond Index Fund	2,077,665	37,859	186,497	4,719	(17,217)	(26,018)	1,885,792
Fidelity Series International Growth Fund	2,197,576	129,794	109,472	-	(1,110)	(239,492)	1,977,296
Fidelity Series International Small Cap Fund	607,567	201,456	25,998	-	(8,806)	(67,839)	706,380
Fidelity Series International Value Fund	2,211,035	68,956	157,342	-	6,356	(159,581)	1,969,424
Fidelity Series Intrinsic Opportunities Fund	446,486	97,400	26,215	84,556	(1,170)	(119,056)	397,445
Fidelity Series Investment Grade Bond Fund	15,174,171	620,493	851,677	155,344	(40,263)	(835,801)	14,066,923
Fidelity Series Large Cap Stock Fund	2,102,506	93,591	109,252	48,080	737	(221,236)	1,866,346
Fidelity Series Large Cap Value Index Fund	657,597	21,548	28,245	-	483	(64,309)	587,074
Fidelity Series Long-Term Treasury Bond Index Fund	2,622,826	381,616	114,028	22,010	(9,439)	(405,502)	2,475,473
Fidelity Series Opportunistic Insights Fund	1,332,855	19,728	99,112	-	(6,083)	(63,179)	1,184,209
Fidelity Series Overseas Fund	2,200,770	122,400	102,819	-	(1,391)	(240,590)	1,978,370
Fidelity Series Real Estate Income Fund	73,607	2,392	17,658	1,269	(1,897)	(2,370)	54,074
Fidelity Series Short-Term Credit Fund	66,864	4,331	10,195	484	(140)	1	60,861
Fidelity Series Small Cap Core Fund	4,588	-	570	-	5	(597)	3,426
Fidelity Series Small Cap Discovery Fund	191,883	13,260	8,387	-	(58)	(25,660)	171,038
Fidelity Series Small Cap Opportunities Fund	640,394	46,654	29,337	2,936	(2,192)	(87,203)	568,316
Fidelity Series Stock Selector Large Cap Value Fund	1,463,612	44,687	92,349	-	236	(107,537)	1,308,649
Fidelity Series Value Discovery Fund	1,311,726	40,529	93,900	-	(1,135)	(86,391)	1,170,829
	52,540,435	2,862,321	3,980,802	360,560	(211,168)	(4,006,854)	47,203,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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